EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
Earnings per share [abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
Basic earnings per share is calculated by dividing profit after taxes by the weighted average number of shares in issue and outstanding during the period. Diluted earnings per share is calculated in a similar manner, but includes the effect of dilutive securities, principally share options, restricted stock units and performance share units. Share-based payment awards that are contingently issuable upon the achievement of specified market and/or performance conditions are included in the diluted earnings per share calculation based on the number of shares that would be issuable if the end of the period was the end of the contingency period.
The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended
	31 December 2018	31 December 2017	31 December 2016
Profit after taxes attributable to equity shareholders (€ million)	909	688	549
Basic weighted average number of shares in issue(A) (million)	484	484	380
Effect of dilutive potential shares(B) (million)	4	5	5
Diluted weighted average number of shares in issue(A) (million)	488	489	385
Basic earnings per share (€)	1.88	1.42	1.45
Diluted earnings per share (€)	1.86	1.41	1.42

(A)
The increase of the basic and diluted weighted average number of shares in issue in 2017 is due to the Merger transaction and further described in Note 14. As at 31 December 2018 and at 31 December 2017, the Group had 474,920,066 shares and 484,586,428 shares, respectively in issue and outstanding.

(B)
For the year ended 31 December 2018, there were no outstanding options to purchase shares excluded from the diluted earnings per share calculation. For the years ended 31 December 2017 and 31 December 2016, outstanding options to purchase 1.2 million shares and 1.2 million shares, respectively, were excluded from the diluted earnings per share calculation because the effect of including these options in the computation would have been anti-dilutive. The dilutive impact of the remaining options outstanding and unvested restricted stock units was included in the effect of dilutive securities.